Share-based compensation plans	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Share-Based Payment Arrangement [Abstract]
Share-based compensation plans	Share-based compensation plansThe Company does not have any share-based compensation plans. See Note 6: Other Liabilities, for information regarding cash compensation.	Share-based compensation plansThe Company does not have any share-based compensation plans. See Note 6: Other Liabilities, for information regarding cash compensation.